Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Non-controlling Interests in Consolidated&#9;Partnership	Total
Balances at Dec. 31, 2011	$ 42	$ 4,320,615	$ (4,282,634)		$ 38,023
Balances (in Shares) at Dec. 31, 2011	41,647,394
Issuance of restricted stock	1	(1)
Issuance of restricted stock (in Shares)	1,247,500
Stock-based compensation		586			586
Contribution from non-controlling interests				7,000	7,000
Consolidated net income (loss)			(1,421)		(1,421)
Balances at Dec. 31, 2012	43	4,321,200	(4,284,055)	7,000	44,188
Balances (in Shares) at Dec. 31, 2012	42,894,894
Issuance of restricted stock (in Shares)	140,000
Stock-based compensation		254			254
Distribution to non-controlling interests				(2,857)	(2,857)
Consolidated net income (loss)			12,862	1,470	14,332
Balances at Dec. 31, 2013	$ 43	$ 4,321,454	$ (4,271,193)	$ 5,613	$ 55,917
Balances (in Shares) at Dec. 31, 2013	43,034,894